Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Common stock, par value	$ 0.0001	$ 0.00001	$ 0.00001
Common stock, shares authorized	300,000,000	10,000,000	10,000,000
Common stock, shares issued	17,611,292	6,000,000	6,000,000
Common stock, shares outstanding	17,611,292	6,000,000	6,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Revision of Prior Period, Adjustment [Member]
Common stock, par value		$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued		4,500,000
Common stock, shares outstanding		4,500,000